                                                           FILE NUMBER 028-00568

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2003
                       If amended report check here: _____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of November, 2003.

                                         By: /s/ William M Lane
                                             -----------------------------------
                                              William M Lane, Vice President
                                              for Robert E. Torray & Co. Inc.

September 30, 2003      Form 13F - Robert E. Torray & Co. Inc.

               Item 1       Item 2    Item 3    Item 4        Item 5         Item 6             Item 7              Item 8
                                                                     -------------------------          ----------------------------
                            Title     CUSIP   Fair Market     Total          Invest                            Voting Authority
Name of Issuer             of Class   Number     Value        Shares (a)Sole b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
--------------             --------   ------     -----        ------ ------- -------- -------- -------- --------  ---------- -------
Abbott Laboratories        common   002824100  97,788,410  2,298,200   X                        All    2,298,200
                                               37,747,935    887,143   X                        All                         887143
Agilent Technologies       common   00846U101  32,154,573  1,454,300   X                        All    1,454,300
                                               13,857,553    626,755   X                        All                         626755
Ambac Financial Group,
 Inc.                      common   023139108  66,969,600  1,046,400   X                        All    1,046,400
                                               26,208,000    409,500   X                        All                         409500
American Express Company   common   025816109  60,673,290  1,346,500   X                        All    1,346,500
                                               27,489,394    610,062   X                        All                         610062
American International
 Group, Inc.               common   026874107  53,696,774    930,620   X                        All      930,620
                                               26,298,102    455,773   X                        All                         455773
Amgen, Inc.                common   031162100  76,211,024  1,181,200   X                        All    1,181,200
                                               38,122,932    590,870   X                        All                         590870
Anheuser-Busch Companies
 Inc.                      common   035229103  55,413,754  1,123,100   X                        All    1,123,100
                                               23,007,242    466,300   X                        All                         466300
Automatic Data Processing,
 Inc.                      common   053015103  91,643,355  2,556,300   X                        All    2,556,300
                                               33,968,700    947,523   X                        All                         947523
Bank of America
 Corporation               common   060505104  49,094,964    629,100   X                        All      629,100
                                               21,597,180    276,745   X                        All                         276745
Bank One Corporation       common   06423A103  61,831,652  1,599,784   X                        All    1,599,784
                                               27,022,071    699,148   X                        All                         699148
Boston Scientific
 Corporation               common   101137107  43,486,080    681,600   X                        All      681,600
                                               17,340,457    271,794   X                        All                         271794
Bristol-Myers Squibb
 Company                   common   110122108  50,906,104  1,983,870   X                        All    1,983,870
                                               12,926,045    503,743   X                        All                         503743
Cardinal Health Inc.       common   14149Y108  66,062,446  1,131,400   X                        All    1,131,400
                                               27,227,257    466,300   X                        All                         466300
Charter One Financial      common   160903100  60,505,380  1,977,300   X                        All    1,977,300
                                               26,880,386    878,444   X                        All                         878444
Clear Channel
 Communications, Inc.      common   184502102  84,482,140  2,205,800   X                        All    2,205,800
                                               30,951,034    808,121   X                        All                         808121
Disney Company, The Walt   common   254687106  74,352,671  3,686,300   X                        All    3,686,300
                                               26,467,780  1,312,235   X                        All                         312235
Echostar Corporation       common   278262109  44,359,149  1,157,900   X                        All    1,157,900
                                               17,507,670    457,000   X                        All                         457000
Emerson Electric Company   common   291011104  46,134,563    876,250   X                        All      876,250
                                               22,515,773    427,650   X                        All                         427650
First Data Corporation     common   319963104  35,128,836    879,100   X                        All      879,100
                                               14,033,952    351,200   X                        All                         351200
Franklin Resources Inc.    common   354613101  89,306,853  2,020,060   X                        All    2,020,060
                                               33,412,415    755,766   X                        All                         755766
Gannett Co., Inc.          common   364730101  61,908,392    798,200   X                        All      798,200
                                               28,197,636    363,559   X                        All                         363559

September 30, 2003      Form 13F - Robert E. Torray & Co. Inc.

               Item 1    Item 2    Item 3       Item 4     Item 5            Item 6             Item 7              Item 8
                                                                     -------------------------          ----------------------------
                         Title     CUSIP      Fair Market  Total             Invest                            Voting Authority
Name of Issuer          of Class   Number        Value     Shares    (a)Sole b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
--------------          --------   ------        -----     ------    ------- -------- -------- -------- --------  ---------- -------
Hughes Electronics
 Corporation             common  370442832     20,580,642  1,438,200     X                        All   1,438,200
                                               10,608,003    741,300     X                        All                         741300
Hewlett-Packard Company  common  428236103     57,890,272  2,990,200     X                        All   2,990,200
                                               19,323,216    998,100     X                        All                         998100
Honeywell
 International Inc.      common  438516106     60,552,300  2,298,000     X                        All   2,298,000
                                               25,105,569    952,773     X                        All                         952773
Illinois Tool Works
 Inc.                    common  452308109    112,943,483  1,704,550     X                        All   1,704,550
                                               43,325,294    653,868     X                        All                         653868
Intel Corporation        common  458140100     22,772,800    827,500     X                        All     827,500
                                                9,526,433    346,164     X                        All                         346164
Int'l Business Machines
 Corporation             common  459200101     35,870,813    406,100     X                        All     406,100
                                               15,887,917    179,870     X                        All                         179870
J.P. Morgan Chase & Co.  common  46625H100     99,364,407  2,894,390     X                        All   2,894,390
                                               39,912,195  1,162,604     X                        All                        1162604
Johnson & Johnson        common  478160104     46,972,196    948,550     X                        All     948,550
                                               18,221,181    367,956     X                        All                         367956
Kimberly-Clark
 Corporation             common  494368103     91,126,358  1,775,650     X                        All   1,775,650
                                               34,243,527    667,255     X                        All                         667255
Markel Corporation       common  570535104     91,727,049    343,547     X                        All     343,547
                                               20,309,622     76,066     X                        All                          76066
Merck & Co., Inc.        common  589331107     56,238,820  1,111,000     X                        All   1,111,000
                                               18,228,262    360,100     X                        All                         360100
Pfizer Inc.              common  717081103     54,073,210  1,779,895     X                        All   1,779,895
                                               17,867,511    588,134     X                        All                         588134
Procter & Gamble
 Company                 common  742718109     67,331,628    725,400     X                        All     725,400
                                               25,713,368    277,024     X                        All                         277024
Sun Microsystems Inc.    common  866810104     11,521,779  3,480,900     X                        All   3,480,900
                                                6,079,553  1,836,723     X                        All                        1836723
Tribune Company          common  896047107     82,684,260  1,801,400     X                        All   1,801,400
                                               30,096,079    655,688     X                        All                         655688
United Technologies
 Corporation             common  913017109    111,318,749  1,440,460     X                        All   1,440,460
                                               41,694,647    539,527     X                        All                         539527
Wyeth                    common  983024100     43,871,065    951,650     X                        All     951,650
                                               16,398,692    355,720     X                        All                         355720
                                            -------------
                                            3,294,270,424
                                            =============